AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Equity Real Estate Investment Trusts (REITs) – 83.1%
Data Center REITs – 8.6%
Digital Realty Trust, Inc.	44,080	$7,777,475
Equinix, Inc.	9,345	7,337,414

		15,114,889

Diversified REITs – 8.8%
British Land Co. PLC (The)	265,810	1,221,645
Broadstone Net Lease, Inc.	52,164	847,143
CapitaLand Integrated Commercial Trust(a) (b)	1,262,200	2,131,175
Charter Hall Group	82,390	1,061,460
Covivio SA/France	8,015	518,906
Essential Properties Realty Trust, Inc.	88,360	2,694,096
GPT Group (The)	327,350	1,066,378
KDX Realty Investment Corp.	370	397,625
Merlin Properties Socimi SA(a)	75,330	1,043,023
Stockland	1,056,830	3,746,764
United Urban Investment Corp.	565	620,357

		15,348,572

Health Care REITs – 11.7%
Aedifica SA	11,310	832,280
Alexandria Real Estate Equities, Inc.	10,848	829,113
American Healthcare REIT, Inc.	87,530	3,382,159
Ventas, Inc.	67,570	4,539,352
Welltower, Inc.	66,296	10,943,481

		20,526,385

Hotel & Resort REITs – 2.2%
Japan Hotel REIT Investment Corp.	678	372,611
Ryman Hospitality Properties, Inc.	23,581	2,241,610
Xenia Hotels & Resorts, Inc.	101,576	1,291,031

		3,905,252

Industrial REITs – 13.4%
CapitaLand Ascendas REIT(b)	934,400	2,000,669
Dream Industrial Real Estate Investment Trust	48,387	402,294
GLP J-REIT	1,212	1,062,082
Goodman Group	187,512	4,192,481
Japan Logistics Fund, Inc.(a)	1,416	878,952
Lineage, Inc.(a)	14,501	625,718
LondonMetric Property PLC(a)	426,500	1,073,359
Prologis, Inc.	83,880	8,956,706
Segro PLC	58,090	495,085
STAG Industrial, Inc.	81,770	2,807,164
Tritax Big Box REIT PLC	519,294	965,950

		23,460,460

Multi-Family Residential REITs – 8.4%
Comforia Residential REIT, Inc.(a)	443	870,162
Independence Realty Trust, Inc.	197,240	3,307,715
Killam Apartment Real Estate Investment Trust	75,930	1,003,924
Mid-America Apartment Communities, Inc.	35,800	5,098,994
UDR, Inc.	92,456	3,632,596
UNITE Group PLC (The)(a)	88,880	876,303

		14,789,694

Company	Shares	U.S. $ Value

Office REITs – 4.7%
BXP, Inc.	12,610	$825,072
COPT Defense Properties	96,400	2,629,792
Cousins Properties, Inc.	50,313	1,363,482
Daiwa Office Investment Corp.	981	2,279,136
Nippon Building Fund, Inc.	1,276	1,170,510

		8,267,992

Other Specialized REITs – 4.3%
Iron Mountain, Inc.	27,085	2,636,995
VICI Properties, Inc.	148,800	4,850,880

		7,487,875

Retail REITs – 12.8%
Acadia Realty Trust	143,570	2,687,630
Brixmor Property Group, Inc.	129,297	3,378,531
Frasers Centrepoint Trust	436,077	743,643
Hammerson PLC(a)	201,510	787,441
Klepierre SA	20,970	800,465
Link REIT–Class H	236,034	1,315,123
NETSTREIT Corp.(a)	126,119	2,299,149
Realty Income Corp.	53,209	2,986,621
Scentre Group	512,507	1,226,552
Simon Property Group, Inc.	34,130	5,590,153
Supermarket Income Reit PLC(a)	592,470	623,638

		22,438,946

Self-Storage REITs – 4.8%
Extra Space Storage, Inc.	36,569	4,913,411
Public Storage	13,112	3,565,677

		8,479,088

Single-Family Residential REITs – 3.4%
Invitation Homes, Inc.	101,154	3,100,370
Sun Communities, Inc.	10,363	1,285,323
UMH Properties, Inc.	91,310	1,486,527

		5,872,220

		145,691,373

Real Estate Management & Development – 14.1%
Diversified Real Estate Activities – 4.6%
Mitsubishi Estate Co., Ltd.	79,100	1,480,943
Mitsui Fudosan Co., Ltd.	358,100	3,200,805
Sumitomo Realty & Development Co., Ltd.	42,300	1,545,184
Sun Hung Kai Properties Ltd. - Class H	152,000	1,805,375

		8,032,307

Real Estate Development – 0.3%
Katitas Co., Ltd.(a)	31,500	528,199

Company	Shares	U.S. $ Value

Real Estate Operating Companies – 8.2%
Azrieli Group Ltd.	7,190	$706,411
CapitaLand Investment Ltd./Singapore(a)	261,700	557,369
Castellum AB(a)	41,380	471,052
Catena AB(a)	20,090	907,550
CTP NV	14,597	309,582
Fastighets AB Balder - Class B(a) (b)	198,433	1,339,838
Grainger PLC	210,390	568,805
LEG Immobilien SE	9,710	770,716
Pandox AB(a)	27,110	484,085
PSP Swiss Property AG (REG)	14,730	2,499,155
Shurgard Self Storage Ltd.	11,177	443,529
Swire Properties Ltd. - Class H	750,200	2,010,694
TAG Immobilien AG	45,193	726,615
VGP NV(a)	5,530	581,533
Vonovia SE	66,482	2,063,307

		14,440,241

Real Estate Services – 1.0%
Unibail-Rodamco-Westfield	17,830	1,728,427

		24,729,174

Health Care Equipment & Services – 1.2%
Health Care Facilities – 1.2%
Chartwell Retirement Residences	166,357	2,126,286

Capital Goods – 0.7%
Construction & Engineering – 0.7%
Kumagai Gumi Co., Ltd.	42,200	1,255,408

Telecommunication Services – 0.2%
Integrated Telecommunication Services – 0.2%
Infrastrutture Wireless Italiane SpA(a)	35,110	415,081

Total Common Stocks (cost $149,686,826)		174,217,322

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $864,022)	864,022	864,022

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $150,550,848)		175,081,344

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $2,166,327)	2,166,327	2,166,327

U.S. $ Value

Total Investments – 101.1% (cost $152,717,175)(f)	$177,247,671
Other assets less liabilities – (1.1)%	(1,863,882)

Net Assets – 100.0%	$175,383,789

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	604	JPY	89,508	08/27/2025	$(8,992)
Citibank NA	USD	1,074	JPY	157,105	08/27/2025	(29,145)
Goldman Sachs Bank USA	JPY	155,547	USD	1,080	08/27/2025	45,665
State Street Bank & Trust Co.	USD	322	AUD	493	08/21/2025	(4,956)
State Street Bank & Trust Co.	JPY	190,625	USD	1,313	08/27/2025	46,144
State Street Bank & Trust Co.	USD	675	JPY	99,559	08/27/2025	(13,083)
State Street Bank & Trust Co.	CAD	558	USD	409	08/28/2025	5,555
State Street Bank & Trust Co.	USD	413	CAD	558	08/28/2025	(9,700)
State Street Bank & Trust Co.	USD	305	NOK	3,076	09/04/2025	(7,311)
State Street Bank & Trust Co.	CHF	160	USD	202	09/10/2025	4,528
State Street Bank & Trust Co.	EUR	327	USD	385	09/10/2025	11,247
State Street Bank & Trust Co.	USD	202	CHF	160	09/10/2025	(3,904)
State Street Bank & Trust Co.	USD	178	EUR	152	09/10/2025	(4,314)
State Street Bank & Trust Co.	GBP	549	USD	740	09/19/2025	14,982

						$46,716

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,782,090 and gross unrealized depreciation of investments was $(3,204,878), resulting in net unrealized appreciation of $24,577,212.

Please	note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2025 (unaudited)

62.8%	United States
8.9%	Japan
6.5%	Australia
3.8%	United Kingdom
3.1%	Singapore
2.9%	Hong Kong
2.0%	Germany
2.0%	Canada
1.8%	Sweden
1.8%	France
1.4%	Switzerland
1.1%	Belgium
0.6%	Spain
0.8%	Others
0.5%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Israel, Italy and Netherlands.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$111,317,598	$34,373,775		$—	$145,691,373
Real Estate Management & Development	484,085	24,245,089		—	24,729,174
Health Care Equipment & Services	2,126,286	—		—	2,126,286
Capital Goods	—	1,255,408		—	1,255,408
Telecommunication Services	—	415,081		—	415,081
Short-Term Investments	864,022	—		—	864,022
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,166,327	—		—	2,166,327
Total Investments in Securities	116,958,318	60,289,353	(a)	—	177,247,671

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	128,121		—	128,121
Liabilities:
Forward Currency Exchange Contracts	—	(81,405)		—	(81,405)

Total	$116,958,318	$60,336,069		$—	$177,294,387

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$252	$23,883	$23,271	$864	$20
AB Government Money Market Portfolio*	268	24,563	22,665	2,166	34

Total	$520	$48,446	$45,936	$3,030	$54

*	Investments of cash collateral for securities lending transactions.